CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net loss	$ (243,977)	$ (50,078)	$ (237,950)	$ (250,006)	$ (127,007)
Available-for-sale securities:
Unrealized gain (loss) on available-for-sale securities	608	(1,641)	43	(588)	0
Other comprehensive income (loss), net of taxes	608	(1,641)	43	(588)	0
Total comprehensive loss, net of taxes	$ (243,369)	$ (51,719)	$ (237,907)	$ (250,594)	$ (127,007)